Annual Total Returns - Fidelity Freedom® 2015 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2015 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(4.32%)
Annual Return 2019	16.48%
Annual Return 2020	12.58%